Long - Term Debt - Repayment Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
December 31, 2021	$ 76,681
December 31, 2022	200,032
December 31, 2023	60,284
December 31, 2024	314,894
December 31, 2025	27,812
December 31, 2026 and thereafter	102,236
Total	$ 781,939	$ 912,849